Consolidated Statements of Other Comprehensive Income - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Statement of comprehensive income [abstract]
Profit/(loss) for the year	$ 148,264	$ 634,087	$ (210,948)
Items that are or will be subsequently reclassified to profit or loss
Foreign currency translation differences in respect of foreign operations	76,182	(9,776)	(10,068)
Reclassification of foreign currency translation differences on sale of associate	0	11,916	0
Group’s share in other comprehensive income of associated companies	(61,492)	5,002	(15,905)
Effective portion of change in the fair value of cash-flow hedges	(1,713)	11,534	(11,027)
Change in fair value of other investments at FVOCI	3,745	5,622	6,773
Change in fair value of derivative financial instruments used for hedging cash flows recorded to the cost of the hedged item	(17)	(41)	(1,433)
Change in fair value of derivatives financial instruments used to hedge cash flows transferred to the statement of profit & loss	(1,695)	(2,963)	(5,474)
Income taxes in respect of components of other comprehensive income	8,687	(1,383)	1,552
Total other comprehensive income for the year	23,697	19,911	(35,582)
Total comprehensive income for the year	171,961	653,998	(246,530)
Attributable to:
Kenon’s shareholders	82,590	614,750	(246,936)
Non-controlling interests	89,371	39,248	406
Total comprehensive income for the year	$ 171,961	$ 653,998	$ (246,530)